Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]	$ 444	$ (49)	$ 883	$ 318
Net change in non-cash balances related to continuing operations	(64)	253	(168)	254
Operating activities of discontinued operations	0	0	0	(2)
Operating activities	380	204	715	570
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]	(220)	(263)	(556)	(582)
Additions to equipment costs (net) [note 3]	(10)	(10)	(19)	(26)
Additions to other intangibles [note 3]	(19)	(21)	(53)	(56)
Net (additions) reductions to inventories	30	(17)	(14)	(46)
Proceeds on sale of discontinued operations, net of cash sold	0	0	0	18
Net additions to investments and other assets	3	19	3	42
Proceeds on disposal of property, plant and equipment	13	1	13	8
Investing activities	(203)	(291)	(626)	(642)
FINANCING ACTIVITIES
Increase in long-term debt	0	10	1,000	10
Issue of Class B Non-Voting Shares	21	6	23	27
Dividends paid on Class A Shares and Class B Non-Voting Shares	(97)	(94)	(195)	(190)
Dividends paid on Preferred Shares	(2)	(2)	(4)	(4)
Financing activities	(78)	(80)	815	(157)
Increase (decrease) in cash	99	(167)	904	(229)
Cash, beginning of the period	1,189	445	384	507
Cash of continuing operations, end of period	$ 1,288	278	1,288	278
As reported [member]
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]		(26)		358
Net change in non-cash balances related to continuing operations		229		212
Operating activities of discontinued operations		0		(2)
Operating activities		203		568
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]		(270)		(602)
Additions to equipment costs (net) [note 3]		(10)		(26)
Additions to other intangibles [note 3]		(21)		(56)
Net (additions) reductions to inventories		(9)		(24)
Proceeds on sale of discontinued operations, net of cash sold		0		18
Net additions to investments and other assets		19		42
Proceeds on disposal of property, plant and equipment		1		8
Investing activities		(290)		(640)
FINANCING ACTIVITIES
Increase in long-term debt		10		10
Issue of Class B Non-Voting Shares		6		27
Dividends paid on Class A Shares and Class B Non-Voting Shares		(94)		(190)
Dividends paid on Preferred Shares		(2)		(4)
Financing activities		(80)		(157)
Increase (decrease) in cash		(167)		(229)
Cash, beginning of the period		445	384	507
Cash of continuing operations, end of period		278		278
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]		(49)
Net change in non-cash balances related to continuing operations		253
Operating activities of discontinued operations		0
Operating activities		204
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]		(263)
Additions to equipment costs (net) [note 3]		(10)
Additions to other intangibles [note 3]		(21)
Net (additions) reductions to inventories		(17)
Proceeds on sale of discontinued operations, net of cash sold		0
Net additions to investments and other assets		19
Proceeds on disposal of property, plant and equipment		1
Investing activities		(291)
FINANCING ACTIVITIES
Increase in long-term debt		10
Issue of Class B Non-Voting Shares		6
Dividends paid on Class A Shares and Class B Non-Voting Shares		(94)
Dividends paid on Preferred Shares		(2)
Financing activities		(80)
Increase (decrease) in cash		(167)
Cash, beginning of the period		445	384	507
Cash of continuing operations, end of period		278		278
IFRS 15 transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]		(23)		(40)
Net change in non-cash balances related to continuing operations		23		40
Operating activities of discontinued operations		0		0
Operating activities		0		0
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]		0		0
Additions to equipment costs (net) [note 3]		0		0
Additions to other intangibles [note 3]		0		0
Net (additions) reductions to inventories		0		0
Proceeds on sale of discontinued operations, net of cash sold		0		0
Net additions to investments and other assets		0		0
Proceeds on disposal of property, plant and equipment		0		0
Investing activities		0		0
FINANCING ACTIVITIES
Increase in long-term debt		0		0
Issue of Class B Non-Voting Shares		0		0
Dividends paid on Class A Shares and Class B Non-Voting Shares		0		0
Dividends paid on Preferred Shares		0		0
Financing activities		0		0
Increase (decrease) in cash		0		0
Cash, beginning of the period		0	0	0
Cash of continuing operations, end of period		0		0
Change in accounting policy [member]
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]		0		0
Net change in non-cash balances related to continuing operations		1		2
Operating activities of discontinued operations		0		0
Operating activities		1		2
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]		7		20
Additions to equipment costs (net) [note 3]		0		0
Additions to other intangibles [note 3]		0		0
Net (additions) reductions to inventories		(8)		(22)
Proceeds on sale of discontinued operations, net of cash sold		0		0
Net additions to investments and other assets		0		0
Proceeds on disposal of property, plant and equipment		0		0
Investing activities		(1)		(2)
FINANCING ACTIVITIES
Increase in long-term debt		0		0
Issue of Class B Non-Voting Shares		0		0
Dividends paid on Class A Shares and Class B Non-Voting Shares		0		0
Dividends paid on Preferred Shares		0		0
Financing activities		0		0
Increase (decrease) in cash		0		0
Cash, beginning of the period		0	$ 0	0
Cash of continuing operations, end of period		$ 0		$ 0